UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/10

Check here if Amendment [ ];   Amendment Number:
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     The Colony Group, LLC
Address:  Two Atlantic Avenue
          Boston, MA  02110

Form 13F File Number: 028-04819

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Vincent Gratch, Esq.
Title: Chief Compliance Officer
Phone: 617-723-8200

Signature, Place, and Date of Signing:
Vincent Gratch                   Boston, MA                 11/15/10
[Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.    (Check here if all holdings of this
       reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 107
Form 13F Information Table Value Total: $408,054 (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 		Form 13F File Number 		Name

None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABORATORIES            COM              002824100    10471 200456.37SH       SOLE                                  200456.37
ACCENTURE PLC                  COM              g1151c101     7043 165756.82SH       SOLE                                  165756.82
ACTUANT CORP CL A NEW          CL A             00508x203     1088 47397.00 SH       SOLE                                   47397.00
AECOM TECH CORP DEL COM        COM              00766t100     2391 98563.00 SH       SOLE                                   98563.00
AIRGAS INC                     COM              009363102      562  8282.00 SH       SOLE                                    8282.00
ALLERGAN INC                   COM              018490102    12231 183854.13SH       SOLE                                  183854.13
AMETEK INC NEW COM             COM              031100100     1532 32085.00 SH       SOLE                                   32085.00
AMPHENOL CORP NEW-CL A         CL A             032095101    10105 206325.78SH       SOLE                                  206325.78
ANSYS INC COM                  COM              03662Q105      982 23262.00 SH       SOLE                                   23262.00
APTARGROUP INC                 COM              038336103     1128 24702.00 SH       SOLE                                   24702.00
ARCH CAP GROUP LTD ORD         COM              g0450a105     1139 13592.00 SH       SOLE                                   13592.00
BJS WHOLESALE CLUB             COM              05548J106     1066 25700.00 SH       SOLE                                   25700.00
BROADCOM CORP CL A             CL A             111320107     8072 228094.22SH       SOLE                                  228094.22
CAREFUSION CORP COM            COM              14170t101     1049 42270.00 SH       SOLE                                   42270.00
CATERPILLAR INC                COM              149123101    12091 153681.15SH       SOLE                                  153681.15
CHEVRON CORP                   COM              166764100     7502 92566.32 SH       SOLE                                   92566.32
CHICAGO MERCANTILE EXCHANGE HO COM              12572q105     5437 20877.02 SH       SOLE                                   20877.02
CHURCH DWIGHT CO. INC.         COM              171340102     1246 19192.00 SH       SOLE                                   19192.00
CISCO SYSTEMS INC              COM              17275R102     7136 325856.00SH       SOLE                                  325856.00
CITRIX SYSTEMS INC             COM              177376100     1236 18115.00 SH       SOLE                                   18115.00
COGNIZANT TECH SOLUTIONS       COM              192446102     2476 38408.00 SH       SOLE                                   38408.00
COLGATE PALMOLIVE CO.          COM              194162103     6957 90524.39 SH       SOLE                                   90524.39
CONCHO RES INC COM             COM              20605p101     1175 17770.00 SH       SOLE                                   17770.00
CORE LABS                      COM              N22717107     2415 27435.00 SH       SOLE                                   27435.00
COVIDIEN PLC                   COM              g2554f105    10522 261818.37SH       SOLE                                  261818.37
DAVITA INC                     COM              23918k108     1211 17547.00 SH       SOLE                                   17547.00
DOLBY LABORATORIES INC COM     COM              25659T107     1959 34500.00 SH       SOLE                                   34500.00
DRIL-QUIP INC COM              COM              262037104      948 15267.00 SH       SOLE                                   15267.00
EMERSON ELECTRIC CO            COM              291011104    11120 211174.33SH       SOLE                                  211174.33
EXPEDITORS INTERNATIONAL OF WA COM              302130109     8862 191709.02SH       SOLE                                  191709.02
EXXON MOBIL CORP               COM              30231G102    12217 197720.56SH       SOLE                                  197720.56
FACTSET RESH SYS INC COM       COM              303075105     1211 14930.00 SH       SOLE                                   14930.00
FIRST BANCORP P R COM          COM              318672102       53 191101.00SH       SOLE                                  191101.00
FLOWERS FOODS INC COM          COM              343498101      939 37812.00 SH       SOLE                                   37812.00
GOOGLE                         COM              38259p508     7917 15059.00 SH       SOLE                                   15059.00
GUESS INC COM                  COM              401617105     1166 28700.00 SH       SOLE                                   28700.00
HALLIBURTON CO HLDG CO         COM              406216101     7681 232284.92SH       SOLE                                  232284.92
HENRY SCHEIN INC               COM              806407102     1080 18442.00 SH       SOLE                                   18442.00
HMS HOLDINGS CORP              COM              40425j101     1267 21500.00 SH       SOLE                                   21500.00
HOLOGIC INC                    COM              436440101      945 59041.00 SH       SOLE                                   59041.00
IBM                            COM              459200101     7316 54544.67 SH       SOLE                                   54544.67
IDEXX LABORATORIES CORP        COM              45168D104     1003 16252.00 SH       SOLE                                   16252.00
IHS INC CL A                   CL A             451734107     1094 16095.00 SH       SOLE                                   16095.00
INTERCONTINENTALEXCHAN COM     COM              45865v100     2039 19477.00 SH       SOLE                                   19477.00
ISHARES TR DJ SEL DIV INX      COM              464287168      470 10040.00 SH       SOLE                                   10040.00
ISHARES TR RUSSELL 2000        COM              464287655      837 12400.00 SH       SOLE                                   12400.00
J P MORGAN CHASE & CO.         COM              46625h100     7004 184025.50SH       SOLE                                  184025.50
JOY GLOBAL                     COM              481165108     2386 33935.00 SH       SOLE                                   33935.00
JUNIPER NETWORK INC            COM              48203R104     1143 37685.00 SH       SOLE                                   37685.00
KELLOGG CO                     COM              487836108     9397 186052.80SH       SOLE                                  186052.80
KENNAMETAL INC COM             COM              489170100     1469 47500.00 SH       SOLE                                   47500.00
LAB CP OF AMER HLDG NEW        COM              50540R409    12561 160167.00SH       SOLE                                  160167.00
LAZARD LTD SHS A               CL A             G54050102      203  5800.00 SH       SOLE                                    5800.00
LIFE TECHNOLOGIES CORP COM     COM              53217v109     8756 187550.00SH       SOLE                                  187550.00
LINCOLN ELEC HLDGS COM         COM              533900106     1133 19602.00 SH       SOLE                                   19602.00
LINCOLN NATIONAL CORP          COM              534187109     9473 396040.85SH       SOLE                                  396040.85
LKQ CORP COM                   COM              501889208     1208 58090.00 SH       SOLE                                   58090.00
MASTERCARD INC CL A            CL A             57636q104     6832 30500.32 SH       SOLE                                   30500.32
METLIFE INSURANCE              COM              59156R108     6470 168273.08SH       SOLE                                  168273.08
MICROCHIP TECHNOLOGY INC       COM              595017104     1175 37382.00 SH       SOLE                                   37382.00
MICROS SYS INC COM             COM              594901100     2453 57960.00 SH       SOLE                                   57960.00
MICROSOFT CORP                 COM              594918104     7109 290317.80SH       SOLE                                  290317.80
MIDCAP SPDR TR UNIT SER 1      COM              78467y107      829  5695.00 SH       SOLE                                    5695.00
NESTLE S A REG B ADR SPONSORED COM              641069406      237  4425.00 SH       SOLE                                    4425.00
NEWFIELD EXPLORATION CO.       COM              651290108     2032 35380.00 SH       SOLE                                   35380.00
NOBLE ENRGY INC COM            COM              655044105     8354 111263.49SH       SOLE                                  111263.49
OCCIDENTAL PETE CORP           COM              674599105     6968 88992.82 SH       SOLE                                   88992.82
OCH ZIFF CAP MGMT GRP CL A     CL A             67551u105     1300 87252.00 SH       SOLE                                   87252.00
PEPSICO INC                    COM              713448108    11849 178355.69SH       SOLE                                  178355.69
POLO RALPH LAUREN CORP CL A    CL A             731572103     9024 100430.00SH       SOLE                                  100430.00
PRAXAIR INC                    COM              74005P104    12490 138384.41SH       SOLE                                  138384.41
PROCTER & GAMBLE CO            COM              742718109      225  3753.19 SH       SOLE                                    3753.19
PROSHARES TR PSHS SHRT S&P500  COM              74347R503     2445 50000.00 SH       SOLE                                   50000.00
REINSURANCE GP AMER            COM              759351604     2074 42968.99 SH       SOLE                                   42968.99
ROBERT HALF INTERNATIONAL INC  COM              770323103      485 18690.00 SH       SOLE                                   18690.00
SAVOY ENERGY CORP COM NEW      COM              80534P200        0 25000.00 SH       SOLE                                   25000.00
SCRIPPS NETWORKS INTER CL A CO CL A             811065101     1147 24110.00 SH       SOLE                                   24110.00
SEI INVESTMENTS CO COM         COM              784117103      983 48355.00 SH       SOLE                                   48355.00
SELECT SECTOR SPDR TR SBI INT- COM              81369y506      611 10902.01 SH       SOLE                                   10902.01
SIRONA DENTAL SYS INC COM      COM              82966c103     1164 32325.00 SH       SOLE                                   32325.00
SPDR GOLD TRUST GOLD SHS       COM              78463v107     5202 40672.00 SH       SOLE                                   40672.00
SPDR SERIES TRUST S&P DIVID ET COM              78464a763      539 10750.00 SH       SOLE                                   10750.00
SPDR SERIES TRUST S&P METALS M COM              78464A755      984 18400.00 SH       SOLE                                   18400.00
STANDARD & POORS DEPOSITARY RE COM              78462F103     2411 21127.00 SH       SOLE                                   21127.00
STAPLES INC                    COM              855030102    10644 508808.71SH       SOLE                                  508808.71
STATE STREET CORP              COM              857477103     6026 160010.72SH       SOLE                                  160010.72
SYNGENTA AG ADR                COM              87160A100     7801 156690.98SH       SOLE                                  156690.98
T ROWE PRICE GROUP INC         COM              74144t108     7798 155768.96SH       SOLE                                  155768.96
TERADATA CORP DEL COM          COM              88076w103     1270 32940.00 SH       SOLE                                   32940.00
TRACTOR SUPPLY CO COM          COM              892356106     1141 28784.00 SH       SOLE                                   28784.00
TREEHOUSE FOODS INC COM        COM              89469a104     1112 24135.00 SH       SOLE                                   24135.00
ULTRA PETROLEUM CORP COM       COM              903914109     1379 32860.00 SH       SOLE                                   32860.00
UNILEVER NV                    COM              904784709     7517 251601.73SH       SOLE                                  251601.73
UNITED PARCEL SERVICE          COM              911312106      321  4825.00 SH       SOLE                                    4825.00
UNITED TECHNOLOGIES CORP       COM              913017109      203  2850.00 SH       SOLE                                    2850.00
VANGUARD SPECIALIZED DIV APP E COM              921908844      439  9025.00 SH       SOLE                                    9025.00
VERISIGN INC                   COM              92343e102     9692 305362.00SH       SOLE                                  305362.00
VERISK ANALYTICS INC CL A      CL A             92345y106     1017 36330.00 SH       SOLE                                   36330.00
VF CORP                        COM              918204108     1240 15312.00 SH       SOLE                                   15312.00
YUM! BRANDS                    COM              988498101     8675 188347.02SH       SOLE                                  188347.02
POP CAP TR I GTD MTHLY INC TR  COM              73317w203      326    15000 SH       SOLE                                      15000
I SHARES S&P EUROPE 350	       Europe ETF       464287861      400    10582 SH       SOLE                                      10582
ISHARES INC MSCI BRAZIL        MSCI Brazil      464286400      236     3075 SH       SOLE                                       3075
ISHARES TR MSCI EMERG MKT      MSCI Emerg Mkt   464287234      895    20005 SH       SOLE                                      20005
ISHARES TRUST MSCI EAFE INDEX  MSCI EAFE IDX    464287465      865    15765 SH       SOLE                                      15765
MORGAN STANLEY ASIA PACIFIC FU COM              61744U106      255    16264 SH       SOLE                                      16264
POWERSHARES INDIA ETF INDIA PO India Port       73935l100      243     9650 SH       SOLE                                       9650